Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	82-2733395
Plan Number	006
EBP, Asset Held for Investment [Abstract]
Asset held for investment	$ 1,687,156,828
Asset held for investment, participant loan, after deemed distribution	$ 24,341,301
Minimum [Member]
EBP, Asset Held for Investment [Abstract]
Asset held for investment, participant loan, interest rate	4.25%
Maximum [Member]
EBP, Asset Held for Investment [Abstract]
Asset held for investment, participant loan, interest rate	13.00%
Investment, Identifier [Axis]: Blackrock Lifepath Dyanic 2065 Fund L Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 9,281,379
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2030 Fund L Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 75,558,635
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2030 Fund L Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2035 Fund L Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 93,663,538
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2035 Fund L Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2040 Fund L Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 95,220,303
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2040 Fund L Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2045 Fund L Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 95,922,623
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2045 Fund L Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2050 Fund L Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 71,551,159
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2050 Fund L Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2055 Fund L Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 49,036,474
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2055 Fund L Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2060 Fund L Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 33,941,063
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2060 Fund L Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2065 Fund L Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2070 Fund L Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 696,082
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic 2070 Fund L Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic Retirement Fund L Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 68,820,880
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Blackrock Lifepath Dynamic Retirement Fund L Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Carillon Eagle Mid Cap Growth Cit Fdrs Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 21,043,850
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: DFA Emerging Market Core Equity 2 Port I Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
EBP, Asset Held for Investment [Abstract]
Current value	$ 12,773,392
Investment current value, type [Extensible Enumeration]	Mutual Fund
Investment, Identifier [Axis]: Eagle Mid Cap Growth Cit Fdrs Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Empower Self-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
EBP, Asset Held for Investment [Abstract]
Current value	$ 54,989,743
Investment current value, type [Extensible Enumeration]	Self-Directed Brokerage Account
Investment, Identifier [Axis]: Evergy, Inc. Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
EBP, Asset Held for Investment [Abstract]
Current value	$ 48,667,405
Investment current value, type [Extensible Enumeration]	Common Stock
Investment, Identifier [Axis]: Goldman Sachs Stable Value Inst Cl 1 Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 44,222,124
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Goldman Sachs Stable Value Inst Cl S Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Jpmorgan 100% U.S. Tr Sec Mm Inst Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
EBP, Asset Held for Investment [Abstract]
Current value	$ 22,726,410
Investment current value, type [Extensible Enumeration]	Money Market Funds
Investment, Identifier [Axis]: Mfs Growth Equity Fund Cl S Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 98,218,334
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Mfs Growth Equity Fund Cl S Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Mfs New Discovery Value R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
EBP, Asset Held for Investment [Abstract]
Current value	$ 22,841,968
Investment current value, type [Extensible Enumeration]	Mutual Fund
Investment, Identifier [Axis]: PGIM Total Return Bond Fund Cit Cl Lp Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 24,809,816
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: PGIM Total Return Bond Fund Cit Cl Lp Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Pioneer Multi-Sector Fixed Income CL R1 Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 9,320,259
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Pioneer Multi-Sector Fixed Income CL R1 Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Putnam Large Cap Value Trust IA
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: Putnam Large Cap Value Trust Ia Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 45,436,585
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Putnam Small Cap Growth Class S Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 7,572,651
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: Putnam Small Cap Growth Class S Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: State St Gbl Allcp Eq Ex-Us Idx Sl Cl Ii Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 116,069,369
Investment, Identifier [Axis]: State St Gbl Allcp Eq Ex-Us Idx Sl Cl Ii Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: State St Gbl Allcp Eq-Ex-Us Idx Sl Cl Ii Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: State St Russell Small/Mid Idx Sl Cl Ii Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 102,924,941
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: State St Russell Small/Mid Idx Sl Cl Ii Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: State St S&P 500 Indx Sl Cl Ii Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
EBP, Asset Held for Investment [Abstract]
Current value	$ 311,196,014
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: State St US Bnd Indx Sl Cl Xiv Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Investment current value, type [Extensible Enumeration]	Equity Securities
Investment, Identifier [Axis]: State St Us Bnd Indx Sl Cl Xiv Common/Collective Trust
EBP, Asset Held for Investment [Abstract]
Current value	$ 75,702,740
Investment, Identifier [Axis]: State St Us Bnd Indx Sl Cl Xiv Common/collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
Investment, Identifier [Axis]: T. Rowe Price Overseas Stock I Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
EBP, Asset Held for Investment [Abstract]
Current value	$ 25,604,776
Investment current value, type [Extensible Enumeration]	Mutual Fund
Investment, Identifier [Axis]: Victory Sycamore Established Value R6 Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name	Investment, Issuer Name, Other [Member]
EBP, Asset Held for Investment [Abstract]
Current value	$ 25,003,014
Investment current value, type [Extensible Enumeration]	Mutual Fund